EQUITY INVESTMENTS AND OTHER FINANCIAL ASSETS - Other financial assets (Details) ¥ in Millions, $ in Millions	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Disclosure of financial assets [line items]
Other financial assets	¥ 125,283	$ 18,222	¥ 74,344
Other financial assets classified at FVTPL [member]
Disclosure of financial assets [line items]
Other financial assets	125,283		74,344
Other financial assets classified at FVTPL [member] | Corporate wealth management products [member]
Disclosure of financial assets [line items]
Other financial assets	105,917		66,229
Other financial assets classified at FVTPL [member] | Money market funds [member]
Disclosure of financial assets [line items]
Other financial assets	¥ 19,366		¥ 8,115